Label	Element	Value
Distillate U.S. Fundamental Stability & Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Distillate U.S. Fundamental Stability & Value ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
December 23, 2020
Supplement to the
Summary Prospectus and Prospectus, each dated January 31, 2020

Effective with the January 8, 2021 rebalance and reconstitution of the Fund’s underlying index, the section entitled “Principal Investment Strategies of the Fund — Distillate U.S. Fundamental Stability & Value Index” is supplemented as follows:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Any stock that qualifies for inclusion in the Index, but ranks 81st to 100th of the included securities based on the Index’s valuation score will be limited to a weight of 2% at the time of reconstitution, with any excess weight redistributed pro-rata to the unaffected positions.
Supplement Closing [Text Block]	ck0001540305_SupplementClosingTextBlock	Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.
Distillate U.S. Fundamental Stability & Value ETF | Distillate U.S. Fundamental Stability & Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DSTL